Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities	6 Months Ended
Jun. 30, 2022 USD ($)
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,310,628
Accounts payable - related party	44,447
Convertible debt - related party	72,930
Silent partnerships	930,888
Lease liabilities	114,669
Total	2,473,562
Between one and five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable - related party
Convertible debt - related party
Silent partnerships	894,832
Lease liabilities	375,494
Total	1,270,326
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable - related party
Convertible debt - related party
Silent partnerships
Lease liabilities	99,654
Total	$ 99,654